Financial information by segment, Assets and liabilities by business sector (Details) $ in Thousands, € in Millions	Sep. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,185,415			$ 7,483,259
Investments carried under the equity method	243,898			260,031
Other current financial assets	173,532			195,893
Cash and cash equivalents (project companies)	594,616			600,990	$ 781,575	$ 622,689
Total assets	8,861,643			9,100,911
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,412,064			4,553,052
Grants and other liabilities	1,236,850			1,252,513
Long-term and short-term corporate debt	1,046,608	$ 7,400	€ 7	1,017,200
Total liabilities	7,168,830			7,311,864
Equity	1,692,813			1,789,047	$ 1,805,368	$ 1,748,605
Total liabilities and equity	8,861,643			9,100,911
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	5,773,740			6,035,091
Investments carried under the equity method	190,325			203,420
Other current financial assets	2,752			6,706
Cash and cash equivalents (project companies)	417,175			392,577
Total assets	6,383,992			6,637,794
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,345,074			3,442,625
Grants and other liabilities	1,189,637			1,211,878
Total liabilities	4,534,711			4,654,503
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	463,204			485,431
Investments carried under the equity method	11,514			10,034
Other current financial assets	96,793			116,366
Cash and cash equivalents (project companies)	31,195			73,673
Total assets	602,706			685,504
Liabilities allocated [Abstract]
Long-term and short-term project debt	411,799			440,999
Grants and other liabilities	31,930			32,138
Total liabilities	443,729			473,137
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	785,309			800,067
Investments carried under the equity method	4,202			4,450
Other current financial assets	30,710			30,582
Cash and cash equivalents (project companies)	73,376			48,073
Total assets	893,597			883,172
Liabilities allocated [Abstract]
Long-term and short-term project debt	577,773			582,689
Grants and other liabilities	12,829			6,040
Total liabilities	590,602			588,729
Water [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	163,162			162,670
Investments carried under the equity method	37,857			42,128
Other current financial assets	43,277			42,240
Cash and cash equivalents (project companies)	24,632			25,498
Total assets	268,928			272,536
Liabilities allocated [Abstract]
Long-term and short-term project debt	77,418			86,739
Grants and other liabilities	2,454			2,457
Total liabilities	79,872			89,196
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,185,415			7,483,259
Investments carried under the equity method	243,898			260,031
Other current financial assets	173,532			195,893
Cash and cash equivalents (project companies)	546,378			539,822
Total assets	8,149,223			8,479,005
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,412,064			4,553,052
Grants and other liabilities	1,236,850			1,252,513
Total liabilities	5,648,914			5,805,565
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	349,275			325,893
Other current assets (including cash and cash equivalents at holding company level)	363,145			296,013
Total assets	712,420			621,906
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,046,608			1,017,200
Other non-current liabilities	294,414			313,328
Other current liabilities	178,894			175,771
Total liabilities	1,519,916			1,506,299
Equity	1,692,813			1,789,047
Total liabilities and equity	$ 3,212,729			$ 3,295,346